Average Annual Total Returns (Vanguard Short-Term Bond Index Fund Institutional)	Vanguard Short-Term Bond Index Fund Vanguard Short-Term Bond Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Vanguard Short-Term Bond Index Fund Vanguard Short-Term Bond Index Fund - Institutional Plus Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions Vanguard Short-Term Bond Index Fund Vanguard Short-Term Bond Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Short-Term Bond Index Fund Vanguard Short-Term Bond Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Barclays U.S. 1-5 Year Gov Credit Float Adjusted Index Vanguard Short-Term Bond Index Fund Vanguard Short-Term Bond Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Barclays U.S. 1-5 Year Gov Credit Float Adjusted Index Vanguard Short-Term Bond Index Fund Vanguard Short-Term Bond Index Fund - Institutional Plus Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.29%	1.31%	0.71%	0.75%	1.43%	1.43%
Since Inception	1.23%	1.26%	0.61%	0.73%	1.34%	1.34%